Convertible Preferred Shares - Schedule of preferred shares and Series A convertible preferred shares (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)	0	9,782,505
Convertible preferred shares outstanding (in shares)	0	9,782,505
Liquidation Preference		$ 39,279,000
Carrying Value	$ 0	$ 38,908,000
Convertible preferred shares
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)		2,650,980
Convertible preferred shares outstanding (in shares)	0	2,650,980	2,650,980
Liquidation Preference		$ 3,865,000
Carrying Value	$ 0	$ 3,761,000	$ 3,761,000
Convertible A preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)		7,131,525
Convertible preferred shares outstanding (in shares)	0	7,131,525	7,131,525
Liquidation Preference		$ 35,414,000
Carrying Value	$ 0	$ 35,147,000	$ 35,147,000